UAM FUNDS

                      Institutional Class Shares

                  Acadian Emerging Markets Portfolio
                Acadian International Equity Portfolio
                         C&B Equity Portfolio
                        C&B Balanced Portfolio
                    DSI Disciplined Value Portfolio
                  DSI Limited Maturity Bond Portfolio
                      DSI Money Market Portfolio
                        DSI Balanced Portfolio
                      FMA Small Company Portfolio
                      ICM Fixed Income Portfolio
                      ICM Small Company Portfolio
                         ICM Equity Portfolio
                    McKee U.S. Government Portfolio
                    McKee Domestic Equity Portfolio
                 McKee International Equity Portfolio
                        NWQ Balanced Portfolio
                      NWQ Value Equity Portfolio
                 Rice, Hall, James Small Cap Portfolio
               Rice, Hall, James Small/Mid Cap Portfolio
                 SAMI Preferred Stock Income Portfolio
                  Sirach Strategic Balanced Portfolio
                        Sirach Growth Portfolio
                     Sirach Fixed Income Portfolio
                 Sirach Short-Term Reserves Portfolio
                    Sirach Special Equity Portfolio
                        Sirach Equity Portfolio
                 Sterling Partners' Balanced Portfolio
                  Sterling Partners' Equity Portfolio
         Sterling Partners' Short-Term Fixed Income Portfolio
                         TS&W Equity Portfolio
                  TS&W International Equity Portfolio
                      TS&W Fixed Income Portfolio

                    Supplement to the Prospectuses

The information under the heading "PURCHASE OF SHARES - INITIAL INVESTMENTS BY MAIL" is amended as follows:

     An account may be opened by completing and signing an Application, and mailing it, together with a check payable to UAM Funds, to:

                               UAM Funds
                       UAM Funds Service Center
                c/o Chase Global Funds Services Company
                             P.O. Box 2798
                        Boston, MA  02208-2798

(Note: The carbon copy (manually signed) of the Application will no longer be required to be delivered to UAM Fund Distributors, Inc. All references to such carbon copies should be ignored. Applications should only be submitted to the UAM Funds Service Center at the address noted above.)

November 21, 1996

                               UAM FUNDS

                  Institutional Service Class Shares

                    DSI Disciplined Value Portfolio
                      FMA Small Company Portfolio
                        NWQ Balanced Portfolio
                      NWQ Value Equity Portfolio
                  Sirach Strategic Balanced Portfolio
                        Sirach Growth Portfolio
                    Sirach Special Equity Portfolio
                        Sirach Equity Portfolio
                 Sterling Partners' Balanced Portfolio
                  Sterling Partners' Equity Portfolio
         Sterling Partners' Short-Term Fixed Income Portfolio

                    Supplement to the Prospectuses

The information under the heading "PURCHASE OF SHARES - INITIAL INVESTMENTS BY MAIL" is amended as follows:

     An account also may be opened with the assistance of your Service Agent by completing and signing an Application, and forwarding it, together with a check payable to UAM Funds through your Service Agent to:

                               UAM Funds
                       UAM Funds Service Center
                c/o Chase Global Funds Services Company
                             P.O. Box 2798
                        Boston, MA  02208-2798

(Note: The carbon copy (manually signed) of the Application will no longer be required to be delivered to UAM Fund Distributors, Inc. All references to such carbon copies should be ignored. Applications should only be submitted to the UAM Funds Service Center at the address noted above.)


November 21, 1996